Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 12.6%
Crown Point CLO III Ltd., Series 2015-3A Class A1AR (3 M ICE LIBOR + 0.910%) , 144A 1.185%, 12/31/27@,•	$4,294	$4,274,632
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.522%, 01/20/33@,•	5,000	4,977,935
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 2.002%, 04/18/31@,•	3,000	2,940,312
Highbridge Loan Management Ltd., Series 7A-2015 Class A2R (3 M ICE LIBOR + 0.900%), 144A 1.180%, 03/15/27@,•	2,000	1,982,882
Mountain View CLO LLC, Series 2017-2A Class A (3 M ICE LIBOR + 1.210%), 144A 1.481%, 01/16/31@,•	3,500	3,433,020
Nelnet Student Loan Trust, Series 2019-5 Class A, 144A 2.530%, 10/25/67@	3,264	3,403,739
PHEAA Student Loan Trust, Series 2013-1A Class A (1 M ICE LIBOR + 0.500%), 144A 0.648%, 11/25/36@,•	3,190	3,062,551
SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 1.148%, 04/27/43•	4,860	4,116,565
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 0.738%, 03/25/55•	4,810	4,687,512
SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.102%, 08/16/32@,•	5,000	5,093,327
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,930	2,011,442
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	5,238,940
Steele Creek CLO Ltd., Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 1.900%, 06/15/31@,•	3,250	3,109,938
Toyota Auto Receivables Owner Trust, Series 2018-D Class A3 3.180%, 03/15/23	2,000	2,036,089
	Par (000)	Value†

Trinitas CLO III Ltd., Series 2015-3A Class BR (3 M ICE LIBOR + 1.400%) , 144A 1.675%, 07/15/27@,•	$4,000	$3,915,088
Venture 37 CLO Ltd., Series 2019-37A Class A1F, 144A 3.657%, 07/15/32@	5,000	5,068,550
TOTAL ASSET BACKED SECURITIES (Cost $59,576,780)		59,352,522

COMMERCIAL MORTGAGE BACKED SECURITIES — 17.0%
BAMLL Re-REMIC Trust, Series 2013-FRR1 Class A1, 144A 2.150%, 12/26/20@,¤	5,500	5,478,406
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,934,324
CFCRE Commercial Mortgage Trust, Series 2011-C1 Class A4, 144A 4.961%, 04/15/44@,•	610	614,356
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.730%, 03/25/22•	45,566	861,634
Series K043 Class A2, 3.062%, 12/25/24	3,000	3,291,510
Series K058 Class A2, 2.653%, 08/25/26	5,000	5,522,409
Series K061 Class A2, 3.347%, 11/25/26•	4,750	5,441,276
Series K094 Class A2, 2.903%, 06/25/29	2,000	2,287,617
Series K107 Class A1, 1.228%, 10/25/29	7,465	7,622,101
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,519,820
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 4.063%, 02/25/25@,•	6,610	7,218,852
Series 2012-K17 Class B, 144A, 4.466%, 12/25/44@,•	4,000	4,145,924
Series 2012-K19 Class C, 144A, 4.162%, 05/25/45@,•	4,500	4,649,360
Series 2012-K23 Class C, 144A, 3.782%, 10/25/45@,•	5,000	5,187,827
Series 2015-K48 Class B, 144A, 3.764%, 08/25/48@,•	5,000	5,424,170
Series 2011-K11 Class B, 144A, 4.613%, 12/25/48@,•	3,000	3,009,135
Series 2016-K52 Class B, 144A, 4.059%, 01/25/49@,•	5,065	5,596,642

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Series 2019-K102 Class B, 144A, 3.652%, 12/25/51@,•	$5,000	$5,454,358
Government National Mortgage Association, Series 2011-77 Class D 4.149%, 10/16/45•	369	381,256
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $75,344,549)		80,640,977

CORPORATE BONDS — 43.8%
Aerospace & Defense — 1.1%
General Dynamics Corp. 3.500%, 05/15/25	3,000	3,364,903
The Boeing Co. 3.250%, 02/01/35	1,950	1,832,937
		5,197,840
Agriculture — 0.7%
Cargill, Inc., 144A 3.250%, 03/01/23@	3,000	3,173,567
Airlines — 4.3%
Air Canada Pass Through Trust, Series 2013-1 Class B, 144A 5.375%, 11/15/22@	2,894	2,649,349
Continental Airlines Pass Through Trust, Series 2012-2 Class B 5.500%, 04/29/22	1,230	1,215,179
Delta Air Lines Pass Through Trust,
Series 2007-1 Class A, 6.821%, 02/10/24	2,672	2,672,155
Series 2007-1 Class B, 8.021%, 02/10/24	2,732	2,570,193
Series 2015-1 Class B, 4.250%, 01/30/25	2,012	1,851,054
JetBlue Pass Through Trust, Series 2019-1 Class A 2.950%, 11/15/29	2,963	2,613,916
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	2,844	2,644,654
United Airlines Pass Through Trust,
Series 2014-1 Class B, 4.750%, 10/11/23	1,586	1,457,066
Series 2016-1 Class AA, 3.100%, 01/07/30	2,525	2,472,546
		20,146,112
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	3,277,124
	Par (000)	Value†

Auto Manufacturers — 1.3%
BMW US Capital LLC, 144A 3.450%, 04/12/23@	$4,000	$4,269,480
Ford Motor Credit Co., LLC 3.470%, 04/05/21	2,100	2,094,750
		6,364,230
Banks — 2.7%
JPMorgan Chase & Co. (3 M ICE LIBOR + 0.500%) 0.751%, 02/01/27•	3,200	2,945,464
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 0.965%, 07/01/28•	2,640	2,382,598
NTC Capital I (3 M ICE LIBOR + 0.520%) 0.795%, 01/15/27•	4,595	4,293,110
State Street Corp. (3 M ICE LIBOR + 0.560%) 0.840%, 05/15/28•	1,665	1,502,848
Wachovia Capital Trust III (3 M ICE LIBOR + 0.930%) 5.570%µ,•	1,510	1,509,184
		12,633,204
Biotechnology — 1.7%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,102,117
2.650%, 05/11/22	2,000	2,069,034
Gilead Sciences, Inc. 1.650%, 10/01/30	3,000	2,994,784
		8,165,935
Building Materials — 1.6%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,319,883
Vulcan Materials Co. 4.500%, 04/01/25	3,565	4,061,024
		7,380,907
Commercial Services — 1.0%
Drawbridge Special Opportunities Fund LP, 144A 5.000%, 08/01/21@	2,000	2,024,833
IHS Markit Ltd., 144A 5.000%, 11/01/22@	2,500	2,683,059
		4,707,892
Computers — 0.7%
Dell International LLC, 144A 5.450%, 06/15/23@	3,000	3,288,977
Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co. 2.450%, 03/25/25	3,000	3,249,028

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 0.4%
Air Lease Corp. 3.750%, 02/01/22	$2,000	$2,040,806
Electric — 3.5%
ComEd Financing III 6.350%, 03/15/33	3,355	3,938,794
Edison International 3.550%, 11/15/24	2,000	2,108,625
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	3,779,167
Northern States Power Co. 3.600%, 09/15/47	4,000	4,748,593
Pacific Gas and Electric Co. 1.750%, 06/16/22	2,000	2,002,403
		16,577,582
Electronics — 0.3%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,515,287
Food — 3.5%
Kellogg Co. 2.650%, 12/01/23	2,501	2,650,837
Land O' Lakes, Inc., 144A 6.000%, 11/15/22@	3,500	3,699,253
Mars, Inc., 144A 1.625%, 07/16/32@	3,000	2,976,307
Smithfield Foods, Inc., 144A 3.350%, 02/01/22@	3,000	3,031,812
The Hershey Co. 1.700%, 06/01/30	2,000	2,057,126
The J.M. Smucker Co. 3.375%, 12/15/27	2,000	2,228,884
		16,644,219
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 144A 3.163%, 11/15/21@	2,500	2,565,758
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,789,377
Healthcare Products — 1.4%
Boston Scientific Corp. 3.750%, 03/01/26	3,000	3,418,734
DENTSPLY SIRONA, Inc. 3.250%, 06/01/30	1,500	1,630,772
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 0.977%, 03/19/21•	1,500	1,500,264
		6,549,770
Healthcare Services — 0.4%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	2,048,511
	Par (000)	Value†

Home Builders — 0.2%
Lennar Corp. 2.950%, 11/29/20	$1,000	$1,000,000
Household Products & Wares — 0.5%
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	2,294,332
Internet — 0.2%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	1,000	1,119,837
Media — 2.7%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,176,211
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,152,517
Comcast Corp. 3.950%, 10/15/25	4,000	4,591,175
The Walt Disney Co. 2.200%, 01/13/28	3,600	3,784,673
		12,704,576
Mining — 0.2%
Newmont Corp. 3.625%, 06/09/21	1,000	1,015,971
Oil & Gas — 0.8%
BG Energy Capital PLC, 144A 4.000%, 10/15/21@	1,000	1,034,889
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,600,205
		3,635,094
Pharmaceuticals — 4.0%
AbbVie, Inc. 2.300%, 05/14/21	3,000	3,027,927
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	2,217,793
CVS Health Corp.
4.100%, 03/25/25	481	543,352
1.300%, 08/21/27	3,000	2,954,977
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,411,401
Johnson & Johnson 3.550%, 03/01/36	2,337	2,838,149
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,311,247
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,509,329
		18,814,175
Pipelines — 2.1%
Energy Transfer Operating LP (UST Yield Curve CMT 5 Yr + 5.306%) 7.125%µ,•	2,000	1,580,000

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pipelines — (continued)
Energy Transfer Partners LP 5.875%, 03/01/22	$2,000	$2,089,172
MPLX LP (3 M ICE LIBOR + 1.100%) 1.342%, 09/09/22•	3,000	3,000,121
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76•	3,000	3,195,000
		9,864,293
Real Estate Investment Trusts — 1.6%
American Tower Corp. 4.700%, 03/15/22	2,500	2,649,501
Kimco Realty Corp. 2.800%, 10/01/26	3,000	3,204,841
SBA Tower Trust, 144A 1.884%, 01/15/26@	1,500	1,533,316
		7,387,658
Semiconductors — 0.4%
NXP, 144A 3.150%, 05/01/27@	2,000	2,161,588
Software — 1.4%
Microsoft Corp. 3.450%, 08/08/36	3,000	3,640,369
VMware, Inc. 2.950%, 08/21/22	3,000	3,123,447
		6,763,816
Telecommunications — 1.1%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	4,282,147
Sprint Spectrum Co., LLC, 144A 3.360%, 03/20/23@	750	758,400
		5,040,547
Transportation — 1.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,436	2,716,042
Federal Express Corp. Pass Through Trust, Series 1999 7.650%, 07/15/24	408	453,505
Union Pacific Corp. 3.375%, 02/01/35	3,336	3,859,157
		7,028,704
TOTAL CORPORATE BONDS (Cost $199,310,998)		207,146,717

MUNICIPAL BONDS — 5.3%
Chicago Transit Authority, Series B 3.912%, 12/01/40	2,000	2,163,000
Northeast Ohio Regional Sewer District, Build America Bonds 6.038%, 11/15/40	3,755	3,780,196
	Par (000)	Value†

State of Texas, Public Finance Authority 3.952%, 10/01/37	$3,725	$4,363,651
University of Massachusetts Building Authority, Series 3 2.417%, 11/01/28	4,690	4,993,115
University of Michigan, Series B 2.562%, 04/01/50	3,725	3,901,230
West Virginia University, Series A 4.000%, 10/01/47	5,000	5,741,500
TOTAL MUNICIPAL BONDS (Cost $23,713,465)		24,942,692

RESIDENTIAL MORTGAGE BACKED SECURITIES — 15.0%
Collateralized Mortgage Obligations — 6.0%
Agate Bay Mortgage Trust, Series 2016-3 Class A5, 144A 3.500%, 08/25/46@,•	1,662	1,679,376
Chase Home Lending Mortgage Trust, Series 2019-1 Class A4, 144A 3.500%, 03/25/50@,•	2,506	2,552,197
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@	4,721	4,847,686
JP Morgan Mortgage Trust, Series 2017-1 Class A5, 144A 3.500%, 01/25/47@,•	3,393	3,412,438
Sequoia Mortgage Trust,
Series 2017-CH2 Class A1, 144A, 4.000%, 12/25/47@,•	2,406	2,473,705
Series 2020-3 Class A1, 144A, 3.000%, 04/25/50@,•	9,123	9,393,813
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	3,844	3,935,101
		28,294,316
Fannie Mae Pool — 6.2%
2.500%, 01/01/43	1,791	1,908,182
2.500%, 02/01/43	5,170	5,507,813
3.500%, 11/01/44	2,703	2,811,115
3.000%, 01/01/50	4,073	4,265,303
3.000%, 03/01/50	9,320	9,847,223
3.000%, 04/01/50	4,880	5,018,549
		29,358,185
Freddie Mac REMICS — 2.8%
Series 4640 Class LG, 3.500%, 09/15/43	5,899	6,216,786
Series 4800 Class ED, 4.000%, 07/15/44	2,029	2,052,971

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac REMICS — (continued)
Series 4743 Class PA, 3.500%, 01/15/45	$3,469	$3,514,949
Series 4800 Class KB, 5.000%, 11/15/45	1,630	1,681,990
		13,466,696
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $69,946,787)		71,119,197

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bill
0.173%, 05/20/21¤	6,000	5,996,054
1.125%, 08/31/21	5,000	5,044,922
U.S. Treasury Bond
2.750%, 08/15/42	1,800	2,310,679
2.875%, 05/15/43	2,150	2,812,385
3.625%, 08/15/43	1,650	2,409,967
U.S. Treasury Inflation Indexed Bonds 1.000%, 02/15/46	1,914	2,585,635
U.S. Treasury Notes
2.000%, 07/31/22(a)	600	620,508
1.500%, 11/30/24	500	526,484
1.125%, 02/28/25	500	519,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,533,981)		22,826,224
	Number of Shares
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $3,003,582)	3,003,582	3,003,582
TOTAL INVESTMENTS — 99.1% (Cost $451,430,142)		$469,031,911
Other Assets & Liabilities — 0.9%		4,091,219
TOTAL NET ASSETS — 100.0%		$473,123,130

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $173,792,187, which represents 36.7% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
µ	Perpetual security with no stated maturity date.
(a)	All or portion of securities segregated as collateral for futures contracts.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMIC— Real Estate Mortgage Investment Conduit.
REMICS— Real Estate Mortgage Investment Conduits.
UST— US Treasury.
Yr— Year.
Country Weightings as of 09/30/2020††
United States	90%
Cayman Islands	7
United Kingdom	1
Canada	1
Netherlands	1
Total	100%
††	% of total investments as of September 30, 2020

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at September 30, 2020 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 5 Year Note	12/31/2020	690	1,000	$126	$86,961,563	$111,946	$—
Long	U.S. Treasury 10 Year Note	12/21/2020	257	1,000	140	35,859,531	93,874	—
Long	U.S. Treasury Ultra Bond	12/21/2020	95	1,000	222	21,072,188	—	(149,371)
							$205,820	$(149,371)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 2 Year Note	12/31/2020	(200)	2,000	$111	$(44,192,188)	$—	$(19,104)
Short	U.S. Treasury Long Bond	12/21/2020	(3)	1,000	176	(528,844)	1,769	—
							$1,769	$(19,104)
							$207,589	$(168,475)